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                           Simpson Thacher & Bartlett
                              425 Lexington Avenue
                               New York, NY 10017

                                                                    May 7, 2002

Re:      Salomon Brothers Series Funds Inc
         File Nos. 33-34423 and 811-06087

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Dear Sir or Madam:

         On behalf of Salomon Brothers Series Funds Inc (the "Company"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please accept this letter as certification that the definitive form of the Company's prospectus for Salomon Brothers Institutional Money Market Fund (the "Fund") that would have been filed in accordance with Rule 497(b) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 34, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 30, 2002.

         In addition, pursuant to Rule 497(c) under the Securities Act, we hereby submit for filing the definitive form of the Company's statement of additional information for the Fund dated April 30, 2002, as revised as of May 6, 2002.

         Any questions or communications concerning this filing should be directed to Angelique Trapani at (212) 455-2775.



                                                 Very truly yours,

                                                 /s/ Simpson Thacher & Bartlett
                                                     ---------------------------
                                                     Simpson Thacher & Bartlett

cc: William J. Renahan (Salomon Brothers Asset Management)